Intangible Assets, Net (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net [Abstract]
2019	$ 176,191
2020	176,191
2021	175,991
2022	175,766
2023	175,331
Thereafter	7,278,446
Intangible assets, net	$ 8,157,916	$ 8,797,581